RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

(a)	Related parties(1)

Name of related parties	Relationship with the Company

Tencent Limited and its affiliates (“Tencent”)	A shareholder of the Company

(1)	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2019, 2020 and 2021.

(b)	The Company had the following significant related party transactions for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019 $	2020 $	2021 $
Royalty fee and license fee to:
- Tencent	122,234	110,686	139,930

Services provided by:
- Tencent	19,005	23,352	24,981

Conversion of convertible notes (principal amount) by:
- Tencent	100,000	–	–

(c)	The Company had the following significant related party balances for the years ended December 31, 2020 and 2021:

	As of December 31,
	2020 $	2021 $
Amounts due to related parties:
- Tencent	38,416	73,244